Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jul. 31, 2023
Basic and Diluted Net Loss Per Share [Line Items]
Dividends amount
Warrant [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Weighted average shares outstanding (in Shares)		234,610
Weighted average shares outstanding (in Shares)			3,427,324		1,995,879
Notes Payable, Other Payables [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Conversion rate			7.00%